Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Stock Option Grants

•The Compensation Committee of the Board of Directors oversees the approval and timing of all stock option grants.

•The Company has a policy requiring that all options be granted only when the Company’s trading window is open, thereby ensuring that awards are not influenced by MNPI.

Award Timing Method	The Compensation Committee of the Board of Directors oversees the approval and timing of all stock option grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has a policy requiring that all options be granted only when the Company’s trading window is open, thereby ensuring that awards are not influenced by MNPI.